Segment information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment information	Segment information
The Group is engaged in agricultural, manufacturing and land transformation activities. Our agricultural activities consist of harvesting certain agricultural products, including crops, rough rice, and sugarcane, for sale to third parties and for internal use as inputs in its various manufacturing processes, and producing fluid milk. The manufacturing activities consist of (i) selling manufactured products, including processed peanuts, sunflower rice, sugar, ethanol and energy, among others, (ii) in our milk facilities we produce UHT and UP milk, powder milk and semi-hard cheese, among others; and (iii) providing services, such as grain warehousing and conditioning and handling and drying services, among others. The land transformation activities consist of the acquisition of farmlands or businesses with underdeveloped or underutilized agricultural land and implementing production technology and agricultural best practices on the Group’s farmlands to enhance yields and increase their value for potential realization through sale.

According to IFRS 8, operating segments are identified based on the ‘management approach’. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Management Committee. IFRS 8 stipulates external segment reporting based on the Group’s internal organizational and management structure and on internal financial reporting to the chief operating decision maker.

The Group operates in two major lines of business, namely, Farming and Sugar, Ethanol and Energy

•The ‘Farming’ is further comprised of three reportable segments:

•‘Crops’ Segment which consists of planting, harvesting and sale of grains, oilseeds and fibers (including wheat, corn, soybeans, peanuts, cotton and sunflowers, among others), and to a lesser extent the provision of grain warehousing/conditioning and handling and drying services to third parties. Each underlying crop in this segment does not represent a separate operating segment. Management seeks to maximize the use of the land through the cultivation of one or more type of crops. Types and surface amount of crops cultivated may vary from harvest-year to harvest-year depending on several factors, some of them out of the Group’s control. Management is focused on the long-term performance of the productive land, and to that extent, the performance is assessed considering the aggregated combination, if any, of crops planted in the land. A single manager is responsible for the management of operating activity of all crops rather than for each individual crop.
•‘Rice’ Segment which consists of planting, harvesting, processing and marketing of rice, and the genetic development of seeds.

•‘Dairy’ Segment which consists of the production and sale of raw milk and industrialized products, including UHT, cheese and powder milk among others.

•‘Sugar, Ethanol and Energy’ Segment which consists of cultivating sugarcane which is processed in owned sugar mills, transformed into ethanol, sugar and electricity, in addition to biomethane and then marketed;

As further discussed in Note 32, the Group applies IAS 29 to its operations in Argentina. According to IAS 29, all Argentine Peso-denominated non-monetary items in the statement of financial position are adjusted by applying a general price index from the date they were initially recognized to the end of the reporting period. Likewise, all Argentine Peso-denominated items in the statement of income are expressed in terms of the measuring unit current at the end of the reporting period, consequently, income statement items are adjusted by applying a general price index on a monthly basis from the dates they were initially recognized in the financial statements to the end of the reporting period. This process is called “re-measurement”. Once the re-measurement process is completed, all Argentine Peso denominated accounts are translated into U.S. Dollars, which is our reporting currency, applying the guidelines in IAS 21 “The Effects of Changes in Foreign Exchange Rates”(“IAS 21”). IAS 21 requires that amounts be translated at the closing rate at the date of the most recent statement of financial position. This process is called “translation”. The re-measurement and translation processes are applied on a monthly basis until year-end. Due to these processes, the re-measured and translated results of operations for a given month are subject to change until year-end, affecting comparison and analysis.

However, the internal reporting reviewed by the CODM departs from the application of IAS 29 and IAS 21 re-measurement and translation processes discussed above. For segment reporting purposes, the segment results of Argentine operations for each reporting period were adjusted for inflation and translated into the reporting currency using the reporting period average exchange rate. The translated amounts were not subsequently re-measured and translated in accordance with the IAS 29 and IAS 21 guidelines. In order to evaluate the segment’s performance, results of operations in Argentina are based on monthly data adjusted for inflation and converted into the monthly US dollar average exchange rate. These converted amounts are not subsequently readjusted and reconverted as described under IAS 29 and IAS 21. It should be noted that this translation methodology for evaluating segment information is the same that the Group uses to translate results of operations from its other subsidiaries from other countries that have not been designated hyperinflationary economies because it allows for a more accurate analysis of the economic performance of its business as a whole. The CODM believes that the exclusion of the re-measurement and translation processes from the segment reporting structure allows for a more useful presentation and facilitates period-to-period comparison and performance analysis.

For all the Group’s segments, the primary operating performance measure is “Profit or Loss from Operations” measured in accordance with the procedure outlined above. Total segment assets and liabilities are measured in a manner consistent with that of the Consolidated Financial Statements. These assets and liabilities are allocated based on the operations of the segment and the physical location of the asset.

The following tables show a reconciliation of the reportable segments information reviewed by our CODM with the reportable segment information measured in accordance with IAS 29 and IAS 21 as per the Consolidated Financial Statements for all years presented. These tables do not include information for the Sugar, Ethanol and Energy reportable segment since this information is not affected by the application of IAS 29 and therefore there is no difference between the information reviewed by our CODM and the information included in the Consolidated Financial Statements:
Segment reconciliation for the year ended December 31, 2024:

	2024
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	236,128	13,068	249,196	248,198	12,242	260,440	284,098	17,219	301,317
Cost of revenue	(213,909)	(12,424)	(226,333)	(208,266)	(10,029)	(218,295)	(241,770)	(13,477)	(255,247)
Initial recognition and changes in fair value of biological assets and agricultural produce	28,347	4,703	33,050	45,780	7,656	53,436	14,539	890	15,429
Loss from changes in net realizable value of agricultural produce after harvest	(19,780)	(2,656)	(22,436)	(6,614)	59	(6,555)	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	30,786	2,691	33,477	79,098	9,928	89,026	56,867	4,632	61,499
General and administrative expenses	(18,622)	(1,517)	(20,139)	(17,025)	(1,255)	(18,280)	(11,769)	(918)	(12,687)
Selling expenses	(17,240)	(1,060)	(18,300)	(30,771)	(1,735)	(32,506)	(27,678)	(1,915)	(29,593)
Other operating income / (expense), net	(5,304)	252	(5,052)	(14,052)	(4,288)	(18,340)	4,084	530	4,614
Profit / (loss) from Operations	(10,380)	366	(10,014)	17,250	2,650	19,900	21,504	2,329	23,833

Depreciation and amortization	(5,698)	(701)	(6,399)	(14,798)	(1,057)	(15,855)	(12,219)	(1,028)	(13,247)
Net loss from Fair value adjustment of investment property	(588)	(50)	(638)	(18,137)	(4,600)	(22,737)	—	—	—
Impairment of assets destroyed by fire	(14,162)	(97)	(14,259)	—	—	—	—	—	—

	2024
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,476,378	42,529	1,518,907
Cost of revenue	—	—	—	(1,162,785)	(35,930)	(1,198,715)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	129,832	13,249	143,081
Loss from changes in net realizable value of agricultural produce after harvest	—	—	—	(25,840)	(2,597)	(28,437)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	417,585	17,251	434,836
General and administrative expenses	(25,452)	(2,143)	(27,595)	(98,047)	(5,833)	(103,880)
Selling expenses	736	(15)	721	(148,757)	(4,725)	(153,482)
Other operating income / (expense), net	294	5	299	8,325	(3,501)	4,824
Profit / (loss) from Operations	(24,422)	(2,153)	(26,575)	179,106	3,192	182,298

Depreciation and amortization	(1,523)	(127)	(1,650)	(223,244)	(2,913)	(226,157)
Net loss from Fair value adjustment of investment property	—	—	—	(18,725)	(4,650)	(23,375)
Impairment of assets destroyed by fire	—	—	—	(14,162)	(97)	(14,259)
Segment reconciliation for the year ended December 31, 2023:

	2023
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	216,912	(50,659)	166,253	256,347	(26,155)	230,192	246,875	(66,756)	180,119
Cost of revenue	(188,954)	45,075	(143,879)	(178,322)	8,064	(170,258)	(209,362)	54,889	(154,473)
Initial recognition and changes in fair value of biological assets and agricultural produce	(4,862)	(5,465)	(10,327)	(2,488)	(1,813)	(4,301)	14,086	(6,036)	8,050
Gain from changes in net realizable value of agricultural produce after harvest	2,730	(736)	1,994	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	25,826	(11,785)	14,041	75,537	(19,904)	55,633	51,599	(17,903)	33,696
General and administrative expenses	(14,779)	4,866	(9,913)	(15,709)	4,436	(11,273)	(10,411)	3,456	(6,955)
Selling expenses	(22,450)	6,336	(16,114)	(33,407)	6,958	(26,449)	(25,488)	8,312	(17,176)
Other operating income / (expense), net	20,006	(4,721)	15,285	7,470	(252)	7,218	1,872	(960)	912
Profit from Operations	8,603	(5,304)	3,299	33,891	(8,762)	25,129	17,572	(7,095)	10,477

Depreciation and amortization	(8,330)	2,909	(5,421)	(15,154)	4,342	(10,812)	(10,913)	3,852	(7,061)
Net gain from Fair value adjustment of investment property	10,199	(650)	9,549	1,176	(105)	1,071	—	—	—

	2023
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,442,441	(143,570)	1,298,871
Cost of revenue	—	—	—	(1,081,208)	108,028	(973,180)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	101,172	(13,314)	87,858
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	2,574	(736)	1,838
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	464,979	(49,592)	415,387
General and administrative expenses	(23,061)	6,473	(16,588)	(89,551)	19,231	(70,320)
Selling expenses	(305)	107	(198)	(150,805)	21,713	(129,092)
Other operating income / (expense), net	(309)	21	(288)	31,502	(5,912)	25,590
Profit / (loss) from Operations	(23,675)	6,601	(17,074)	256,125	(14,560)	241,565

Depreciation and amortization	(1,275)	454	(821)	(211,575)	11,557	(200,018)
Net gain from Fair value adjustment of investment property	—	—	—	11,375	(755)	10,620
Segment reconciliation for the year ended December 31, 2022:

	2022
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	280,329	(2,578)	277,751	204,396	(195)	204,201	236,222	(1,210)	235,012
Cost of revenue	(257,925)	2,330	(255,595)	(160,047)	(379)	(160,426)	(204,924)	1,039	(203,885)
Initial recognition and changes in fair value of biological assets and agricultural produce	62,567	1,494	64,061	16,032	525	16,557	27,523	(266)	27,257
Loss from changes in net realizable value of agricultural produce after harvest	(21,495)	136	(21,359)	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	63,476	1,382	64,858	60,381	(49)	60,332	58,821	(437)	58,384
General and administrative expenses	(13,312)	2	(13,310)	(15,487)	173	(15,314)	(10,378)	181	(10,197)
Selling expenses	(31,894)	212	(31,682)	(34,665)	229	(34,436)	(27,050)	76	(26,974)
Other operating income / (expense), net	463	(804)	(341)	(507)	(37)	(544)	(8)	(3)	(11)
Bargain purchase gain on acquisition	—	—	—	10,070	37	10,107	—	—	—
Profit from Operations	18,733	792	19,525	19,792	353	20,145	21,385	(183)	21,202

Depreciation and amortization	(8,017)	39	(7,978)	(12,215)	98	(12,117)	(10,075)	57	(10,018)
Net loss from Fair value adjustment of investment property	(2,184)	(158)	(2,342)	(580)	(39)	(619)	—	—	—

	2022
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,351,707	(3,983)	1,347,724
Cost of revenue	—	—	—	(1,078,737)	2,990	(1,075,747)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	214,188	1,753	215,941
Loss from changes in net realizable value of agricultural produce after harvest	—	—	—	(22,429)	136	(22,293)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	464,729	896	465,625
General and administrative expenses	(23,413)	(136)	(23,549)	(84,507)	220	(84,287)
Selling expenses	(257)	(1)	(258)	(144,031)	516	(143,515)
Other operating income / (expense), net	(136)	21	(115)	2,693	(823)	1,870
Bargain purchase gain on acquisition	—	—	—	10,070	37	10,107
Profit / (loss) from Operations	(23,806)	(116)	(23,922)	248,954	846	249,800

Depreciation and amortization	22	(29)	(7)	(191,205)	165	(191,040)
Net loss from Fair value adjustment of investment property	—	—	—	(2,764)	(197)	(2,961)
The following table presents information with respect to the Group’s reportable segments. Certain other activities of a holding function nature not allocable to the segments are disclosed in the column ‘Corporate’

Segment analysis for the year ended December 31, 2024:

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Revenue	236,128	248,198	284,098	768,424	707,954	—	1,476,378
Cost of revenue	(213,909)	(208,266)	(241,770)	(663,945)	(498,840)	—	(1,162,785)
Initial recognition and changes in fair value of biological assets and agricultural produce	28,347	45,780	14,539	88,666	41,166	—	129,832
Changes in net realizable value of agricultural produce after harvest	(19,780)	(6,614)	—	(26,394)	554	—	(25,840)
Margin on manufacturing and agricultural activities before operating expenses	30,786	79,098	56,867	166,751	250,834	—	417,585
General and administrative expenses	(18,622)	(17,025)	(11,769)	(47,416)	(25,179)	(25,452)	(98,047)
Selling expenses	(17,240)	(30,771)	(27,678)	(75,689)	(73,804)	736	(148,757)
Other operating income / (expense), net	(5,304)	(14,052)	4,084	(15,272)	(*) 23,303	294	8,325
Profit / (loss) from operations	(10,380)	17,250	21,504	28,374	175,154	(24,422)	179,106

Depreciation and amortization	(5,698)	(14,798)	(12,219)	(32,715)	(189,006)	(1,523)	(223,244)
Net loss from Fair value adjustment of investment property	(588)	(18,137)	—	(18,725)	—	—	(18,725)
Reverse of revaluation surplus derived from the disposals of assets before taxes	9,024	—	—	9,024	—	—	9,024
Impairment of assets destroyed by fire	(14,162)	—	—	(14,162)	—	—	(14,162)

Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	10,197	18,669	(30,487)	(1,621)	(23,937)	—	(25,558)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	18,150	27,111	45,026	90,287	65,103	—	155,390
Changes in net realizable value of agricultural produce after harvest (unrealized)	(775)	(6,552)	—	(7,327)	—	—	(7,327)
Changes in net realizable value of agricultural produce after harvest (realized)	(19,005)	(62)	—	(19,067)	554	—	(18,513)

Farmlands and farmland improvements, net	432,826	176,516	2,454	611,796	80,357	—	692,153
Machinery, equipment and other fixed assets, net	41,770	112,849	143,640	298,259	203,679	—	501,938
Bearer plants, net	1,292	—	—	1,292	326,278	—	327,570
Work in progress	468	6,276	4,009	10,753	16,175	—	26,928
Right of use assets	20,850	15,234	474	36,558	336,521	767	373,846
Investment property	28,193	5,349	—	33,542	—	—	33,542
Goodwill	10,397	6,319	—	16,716	3,526	—	20,242
Biological assets	79,363	102,098	42,864	224,325	69,620	—	293,945
Finished goods	40,345	32,623	20,553	93,521	94,633	—	188,154
Raw materials, stocks held by third parties and others	44,809	18,446	16,390	79,645	21,865	—	101,510
Total segment assets	700,313	475,710	230,384	1,406,407	1,152,654	767	2,559,828
Borrowings	36,573	15,270	69,199	121,042	532,230	126,284	779,556
Lease liabilities	17,385	12,549	538	30,472	310,769	789	342,030
Total segment liabilities	53,958	27,819	69,737	151,514	842,999	127,073	1,121,586

(*) This amount includes US$ 11.3 million related to tax credits resulting from a judicial decision regarding the exclusion of ICMS from the calculation base for PIS and COFINS, as well as US$ 8.1 million related to federal grant credits.
Segment analysis for the year ended December 31, 2023

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Revenue	216,912	256,347	246,875	720,134	722,307	—	1,442,441
Cost of revenue	(188,954)	(178,322)	(209,362)	(576,638)	(504,570)	—	(1,081,208)
Initial recognition and changes in fair value of biological assets and agricultural produce	(4,862)	(2,488)	14,086	6,736	94,436	—	101,172
Changes in net realizable value of agricultural produce after harvest	2,730	—	—	2,730	(156)	—	2,574
Margin on manufacturing and agricultural activities before operating expenses	25,826	75,537	51,599	152,962	312,017	—	464,979
General and administrative expenses	(14,779)	(15,709)	(10,411)	(40,899)	(25,591)	(23,061)	(89,551)
Selling expenses	(22,450)	(33,407)	(25,488)	(81,345)	(69,155)	(305)	(150,805)
Other operating income / (expense), net	20,006	7,470	1,872	29,348	2,463	(309)	31,502
Profit / (loss) from operations	8,603	33,891	17,572	60,066	219,734	(23,675)	256,125

Depreciation and amortization	(8,330)	(15,154)	(10,913)	(34,397)	(175,903)	(1,275)	(211,575)
Net gain from Fair value adjustment of investment property	10,199	1,176	—	11,375	—	—	11,375
Reverse of revaluation surplus derived from the disposals of assets before taxes	(20,245)	—	—	(20,245)	—	—	(20,245)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	4,171	(1,002)	(12,655)	(9,486)	(15,393)	—	(24,879)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	(9,033)	(1,486)	26,741	16,222	109,829	—	126,051
Changes in net realizable value of agricultural produce after harvest (unrealized)	2,599	—	—	2,599	—	—	2,599
Changes in net realizable value of agricultural produce after harvest (realized)	131	—	—	131	(156)	—	(25)

Farmlands and farmland improvements, net	447,772	178,291	1,462	627,525	78,322	—	705,847
Machinery, equipment and other fixed assets, net	24,250	71,584	86,670	182,504	264,561	—	447,065
Bearer plants, net	753	—	—	753	375,089	—	375,842
Work in progress	10	291	5,584	5,885	14,926	—	20,811
Right of use assets	13,608	15,076	29	28,713	377,420	580	406,713
Investment property	29,192	4,172	—	33,364	—	—	33,364
Goodwill	6,095	3,704	—	9,799	4,510	—	14,309
Biological assets	55,545	32,843	23,191	111,579	116,458	—	228,037
Finished goods	33,407	9,306	9,927	52,640	126,971	—	179,611
Raw materials, stocks held by third parties and others	26,779	16,577	11,230	54,586	21,854	—	76,440
Total segment assets	637,411	331,844	138,093	1,107,348	1,380,111	580	2,488,039
Borrowings	30,326	32,340	57,376	120,042	604,827	180,080	904,949
Lease liabilities	12,341	13,475	57	25,873	352,238	399	378,510
Total segment liabilities	42,667	45,815	57,433	145,915	957,065	180,479	1,283,459
Segment analysis for the year ended December 31, 2022

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Revenue	280,329	204,396	236,222	720,947	630,760	—	1,351,707
Cost of revenue	(257,925)	(160,047)	(204,924)	(622,896)	(455,841)	—	(1,078,737)
Initial recognition and changes in fair value of biological assets and agricultural produce	62,567	16,032	27,523	106,122	108,066	—	214,188
Changes in net realizable value of agricultural produce after harvest	(21,495)	—	—	(21,495)	(934)	—	(22,429)
Margin on manufacturing and agricultural activities before operating expenses	63,476	60,381	58,821	182,678	282,051	—	464,729
General and administrative expenses	(13,312)	(15,487)	(10,378)	(39,177)	(21,917)	(23,413)	(84,507)
Selling expenses	(31,894)	(34,665)	(27,050)	(93,609)	(50,165)	(257)	(144,031)
Other operating income / (expense), net	463	(507)	(8)	(52)	2,881	(136)	2,693
Bargain purchase gain on acquisition	—	10,070	—	10,070	—	—	10,070
Profit / (loss) from operations	18,733	19,792	21,385	59,910	212,850	(23,806)	248,954

Depreciation and amortization	(8,017)	(12,215)	(10,075)	(30,307)	(160,920)	22	(191,205)
Net loss from Fair value adjustment of investment property	(2,184)	(580)	—	(2,764)	—	—	(2,764)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	2,071	3,327	(2,276)	3,122	35,232	—	38,354
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	60,496	12,705	29,799	103,000	72,834	—	175,834
Changes in net realizable value of agricultural produce after harvest (unrealized)	72	—	—	72	—	—	72
Changes in net realizable value of agricultural produce after harvest (realized)	(21,567)	—	—	(21,567)	(934)	—	(22,501)

Total reportable segments’ assets and liabilities are reconciled to total assets as per the statement of financial position as follows:

	2024	2023
Total reportable assets as per segment information	2,559,828	2,488,039
Intangible assets (excluding goodwill)	16,989	13,210
Deferred income tax assets	15,507	9,777
Trade and other receivables	251,866	218,115
Other assets	3,761	1,515
Derivative financial instruments	9,596	31,820
Short-term investment	46,097	62,637
Cash and cash equivalents	211,244	339,781
Total assets as per the statement of financial position	3,114,888	3,164,894

	2024	2023
Total reportable liabilities as per segment information	1,121,586	1,283,459
Trade and other payables	207,674	191,738
Deferred income tax liabilities	330,336	376,331
Payroll and social liabilities	34,189	38,927
Provisions for other liabilities	3,752	3,599
Current income tax liabilities	3,471	5,023
Derivative financial instruments	5,779	169
Total liabilities as per the statement of financial position	1,706,787	1,899,246

.
Non-current assets and revenues and fair value gains and losses are shown by geographic region. These are the regions in which the Group is active: Argentina, Brazil, Uruguay and others.

As of and for the year ended December 31, 2024:

	Argentina	Brazil	Uruguay	Chile	Total
Property, plant and equipment	904,340	626,606	17,643	—	1,548,589
Investment property	33,542	—	—	—	33,542
Goodwill	16,716	3,526	—	—	20,242
Non-current portion of biological assets	43,418	—	—	—	43,418

Revenue	480,662	435,719	551,179	8,818	1,476,378
Initial recognition and changes in fair value of biological assets and agricultural produce	83,400	41,166	5,266	—	129,832
Changes in net realizable value of agricultural produce after harvest	(22,045)	554	(4,349)	—	(25,840)

As of and for the year ended December 31, 2023:

	Argentina	Brazil	Uruguay	Chile	Total
Property, plant and equipment	786,201	733,055	30,309	—	1,549,565
Investment property	33,364	—	—	—	33,364
Goodwill	9,799	4,510	—	—	14,309
Non-current portion of biological assets	23,706	—	—	—	23,706

Revenue	402,205	401,051	632,165	7,020	1,442,441
Initial recognition and changes in fair value of biological assets and agricultural produce	6,469	94,436	267	—	101,172
Changes in net realizable value of agricultural produce after harvest	3,341	(156)	(611)	—	2,574
As of and for the year ended December 31, 2022:

	Argentina	Brazil	Uruguay	Chile	Total
Revenue	373,746	494,215	472,538	11,208	1,351,707
Initial recognition and changes in fair value of biological assets and agricultural produce	102,656	108,066	3,466	—	214,188
Changes in net realizable value of agricultural produce after harvest	(21,482)	(934)	(13)	—	(22,429)